Legg Mason Partners Equity Trust (CIK 0000880366)

Form N-14 Filed on November 19, 2010

File No. 333-170728, Accession Number 0001193125-10-265302

This submission is being made solely to obtain an identifier for Class 1 shares of Legg Mason ClearBridge Equity Income Builder Fund, Series ID: S000016665. Class 1 shares were substantively registered in the above-referenced Form N-14 filing.

Any questions on this submission should be directed to Dianne E. O’Donnell, Esq., Willkie Farr & Gallagher LLP, at 212-728-8558.